Intangible Assets (Tables)	12 Months Ended
Jan. 31, 2023
Disclosure of detailed information about intangible assets [abstract]
Disclosure of detailed information about purchase price allocation of intangible assets [Table Text Block]
Consideration
Cash consideration on closing	$25,000
Issued shares (50,000 shares issued at $1.06/share)	53,000
$78,000
Purchase Price allocation
Intangible asset- MWB remote patient monitoring platform	$78,000
$78,000

Disclosure of detailed information about intangible assets [Table Text Block]
	MWB	IDSS	Total

Cost

Balance at January 31, 2021	$91,970	$156,040	$248,010

Additions	46,591	286,778	333,369

Balance at January 31, 2022	$138,561	$442,818	$581,379

Additions	-	49,850	49,850

Balance at January 31, 2023	$138,561	$492,668	$631,229

Accumulated amortization:

Balance as at January 1, 2021	$-	$-	$-

Amortization	18,990	43,611	62,601

Balance as at January 31, 2022	$18,990	$43,611	$62,601

Amortization	27,708	95,212	122,920

Balance as at January 31, 2023	$46,698	$138,823	$185,521

Net Book Value

Balance, January 31, 2023	$91,863	$353,845	$445,708

Balance, January 31, 2022	$119,571	$399,207	$518,778